Financial instruments - Summary of movements in the hedge reserve including gains and losses on cash flow hedging instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments
(Losses)/gains arising during the period	£ 55	£ 11	£ 29
Amounts recognised in income statement	(36)	(20)	18
Hedge reserve
Disclosure of detailed information about financial instruments
Hedge reserve balance at the start of the period: (losses)/gains deferred	27	36
(Losses)/gains arising during the period	55	11
Amounts recognised in income statement	(36)	(20)
Hedge reserve balance at the end of the period: gains/(losses) deferred	46	27	36
Reserve of cash flow hedges, tax	(11)	(6)
Interest rate hedge reserve
Disclosure of detailed information about financial instruments
Hedge reserve balance at the start of the period: (losses)/gains deferred	(3)
(Losses)/gains arising during the period	2	(5)
Amounts recognised in income statement	1	2
Hedge reserve balance at the end of the period: gains/(losses) deferred		(3)
Cost of hedging reserve
Disclosure of detailed information about financial instruments
Hedge reserve balance at the start of the period: (losses)/gains deferred	2	(4)
(Losses)/gains arising during the period	(2)	6
Hedge reserve balance at the end of the period: gains/(losses) deferred		2	(4)
Foreign currency hedge reserve
Disclosure of detailed information about financial instruments
Hedge reserve balance at the start of the period: (losses)/gains deferred	28	40
(Losses)/gains arising during the period	55	10
Amounts recognised in income statement	(37)	(22)
Hedge reserve balance at the end of the period: gains/(losses) deferred	£ 46	£ 28	£ 40